Preparation basis	12 Months Ended
Dec. 31, 2021
Preparation basis
Preparation basis

3            Preparation basis

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standard (IFRS) as issued by the International Accounting Standards Board (IASB).

In May 2021, the Group completed its Corporate Reorganization process, whereby a new holding company, located in the Cayman Islands, became the direct and indirect controlling entities of the Group and the shareholders and its voting and non-voting interest are the same before and after the restructuring.

On May 7, 2021, Zenvia Mobile Serviços Digitais S.A (Zenvia Brazil) an operating company, was the ultimate holding of the Group, and it consolidated the results of all companies until that date. The Group accounted for the restructuring as a business combination of entities under common control , and the pre-combination carrying amounts of Zenvia Brazil are included in the Company consolidated financial statements with no fair value uplift.

The issuance of these financial statements was approved by the Executive Board of Directors on March 31, 2022.

  Measurement basis

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value and contingent consideration for business combinations, as described in the following accounting practices. See item (d) below for information on the measurement of financial information of subsidiaries located in hyperinflationary economies.

  Functional and presentation currency

These consolidated financial statements are presented in Brazilian Real, which is the Company’s functional currency. All amounts have been rounded to the nearest thousands, except if otherwise indicated.

The functional currency of the subsidiary Rodati Motors Corporation is the US Dollar. The indirect subsidiaries of the Company have the following functional currencies: Rodati Motors Central de Informações de Veículos Automotores Ltda. has the local currency, Brazilian Real (BRL), as its functional currency; Rodati Services S.A. has the local currency, Argentinean Peso (ARG), as its functional currency; and Rodati Servicios, S.A. de CV. has the local currency, Mexican Pesos (MEX), as its functional currency.

  Foreign currency translation

For the consolidated Group companies in which functional currency is different from the Brazilian Real, the financial statements are translated to Real as of closing date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

  Accounting and reporting in highly hyperinflationary economy

In July 2018, considering that the inflation accumulated in the past three years in Argentina was higher than 100%, the adoption of the accounting and reporting standard in hyperinflationary economy became mandatory in relation to the subsidiary Rodati Services S.A., located in Argentina.

Non-monetary assets and liabilities, the equity, and the statement of income of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the balance sheet date and translated into Real at the closing exchange rate for the period. The impacts of changes in general purchasing power were reported as finance costs in the statements of profit or loss of the Company.

  Use of estimates and judgments

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Judgments:

Information about judgments referring to the adoption of accounting policies which impact significantly the amounts recognized in the financial statements are included in the following notes:

Note 1 – Identification of assets acquired and liabilities assumed.

Note 11 - Intangible assets: determination of useful lives of intangible assets.

Uncertainties on assumptions and estimates:

Information on uncertainties as to assumptions and estimates that pose a high risk of resulting in a material adjustment within the next fiscal year are included in the following notes:

Note 7 – Allowance for expected losses: main assumptions in the determination of loss rate.

Note 11 - Impairment test of intangible assets and goodwill: assumptions regarding projections of generation of future cashflows.

Note 15 - Provision for labor, tax and civil risks: main assumptions regarding the likelihood and magnitude of the cash outflows.

Note 1 – business combination: assumptions on the determination of fair value of consideration transferred, assets acquired, and liabilities assumed. The identification of the intangible assets acquired in the business combinations is subject to significant judgements by management as to whether assets are separable from other assets. The measurement of those assets and liabilities assumed also involve judgements and estimates developed by management, based on facts and circumstances known at the time of the business combination that may be not confirmed in the future. Such judgements and estimates are reviewed on an ongoing basis and adjusted prospectively as necessary.

f.            Measurement of fair value

A series of Company’s accounting policies and disclosures requires the measurement of fair value, for financial and non-financial assets and liabilities.

The Company established a control structure related to measurement of fair value. It includes the review process of all significant fair value measurements, reporting directly to the Chief Financial Officer.

Evaluation process includes the regular review of significant non-observable data and valuation adjustments. If third-party information, such as brokerage firms’ quotes or pricing services, is used to measure fair value, then the evaluation process analyzes the evidence obtained from the third parties to support the conclusion that such valuations meet the IFRS requirements, including the level in the fair value hierarchy in which such valuations should be classified. Significant assessment matters are reported to the Board of Directors.

When measuring fair value of an asset or liability, the Company uses observable data as much as possible. Fair values are classified at different levels according to hierarchy based on information (inputs) used in valuation techniques, as follows:

  Level 1: Prices quoted (not adjusted) in active markets for identical assets and liabilities.
  Level 2: Inputs, except for quoted prices, included in Level 1 which are observable for assets or liabilities, directly (prices) or indirectly (derived from prices).
  Level 3: Inputs, for assets or liabilities, which are not based on observable market data (non-observable inputs).

The Company recognizes transfers between fair value hierarchy levels at the end of the financial statements’ period in which changes occurred.